UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 8/31

Date of reporting period: 2/29/24

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Your Fund’s Expenses
Franklin Templeton SMACS: Series CH

franklintempleton.com
Semiannual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $1,035.90 $0.00 $1,024.86 $0.00 0.00%

Your Fund’s Expenses
Franklin Templeton SMACS: Series E
2
franklintempleton.com
Semiannual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
a
Net
Annualized
Expense
Ratio

$1,000 $1,053.60 $0.00 $1,024.86 $0.00 0.00%

Your Fund’s Expenses
Franklin Templeton SMACS: Series H

franklintempleton.com
Semiannual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $1,065.00 $0.00 $1,024.86 $0.00 0.00%

Your Fund’s Expenses
Franklin Templeton SMACS: Series I

franklintempleton.com
Semiannual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $1,048.70 $0.00 $1,024.86 $0.00 0.00%

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series CH
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2019
a
2023 2022 2021 2020
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.52 $8.85 $10.51 $9.82 $10.26 $10.00
Income from investment operations
b
:
Net investment income
c
............. 0.21 0.39 0.36 0.35 0.33 0.05
Net realized and unrealized gains (losses) 0.09 (0.32) (1.66) 0.69 (0.31) 0.26
Total from investment operations ........ 0.30 0.07 (1.30) 1.04 0.02 0.31
Less distributions from:
Net investment income .............. (0.21) (0.40) (0.36) (0.35) (0.33) (0.05)
Net realized gains ................. — — — — (0.13) —
Total distributions ................... (0.21) (0.40) (0.36) (0.35) (0.46) (0.05)
Net asset value, end of period .......... $8.61 $8.52 $8.85 $10.51 $9.82 $10.26
Total return
d
....................... 3.59% 0.85% (12.61)% 10.75% 0.25% 3.06%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.54% 2.48% 2.37% 3.11% 4.23% 3.74%
Expenses net of waiver and payments by
affiliates .......................... —% —%
f
—%
f
—%
f
—%
f
—%
Net investment income ............... 5.07% 4.56% 3.71% 3.44% 3.38% 1.87%
Supplemental data
Net assets, end of period (000’s) ........ $23,145 $3,898 $2,957 $3,512 $2,986 $4,028
Portfolio turnover rate ................ 33.52% 45.25% 5.65% 2.74% 51.23% 18.11%
a
For the period June 3, 2019 (commencement of operations) to August 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments (unaudited), February 29, 2024
Franklin Templeton SMACS: Series CH
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.3%
California 97.7%
Alameda Community Facilities District , City of Alameda Community Facilities District
No. 22-1 , Special Tax , 2023 , 5% , 9/01/53 ................................ $ 125,000 $ 121,523
Beaumont Unified School District , Community Facilities District No. 2020-1
Improvement Area No. 2 , Special Tax , 2023 , 5% , 9/01/53 .................... 150,000 152,227
a
California Community Choice Financing Authority , Revenue , 2023 C , Mandatory Put ,
5.25% , 10/01/31 ................................................... 1,000,000 1,058,471
b
California Community Housing Agency ,
Annadel Apartments, Revenue, 144A, 2019 A, 5%, 4/01/49 .................. 1,200,000 998,030
Mira Vista Hills Apartments, Revenue, 144A, 2021 A, 4%, 2/01/56 ............. 300,000 212,212
Serenity at Larkspur Apartments, Revenue, 144A, 2020 A, 5%, 2/01/50 ......... 1,000,000 763,251
California Educational Facilities Authority , St. Mary's College of California , Revenue ,
2023 A , Refunding , 5.5% , 10/01/53 .................................... 1,000,000 1,058,300
California Health Facilities Financing Authority , Episcopal Communities & Services for
Seniors Obligated Group , Revenue , 2024 B , 5.25% , 11/15/53 ................. 500,000 529,370
California Municipal Finance Authority ,
Special Tax, 2022 B, Refunding, 6%, 9/01/52 ............................. 150,000 159,846
Special Tax, 2022 C, 6.25%, 9/01/52 ................................... 150,000 160,806
Special Tax, 2022 D, 6.125%, 9/01/52 .................................. 150,000 158,792
Special Tax, 2023 A, 5.5%, 9/01/53 .................................... 100,000 103,321
Special Tax, 2023 C, 5.25%, 9/01/53 ................................... 1,000,000 981,590
Caritas Corp. (The), Revenue, 2021 B, Refunding, 4%, 8/15/56 ............... 115,000 97,363
b
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/49 . 125,000 119,608
Community Facilities District No. 2021-6 Improvement Area No. 2, Special Tax, 2022,
6%, 9/01/52 .................................................... 150,000 156,270
Community Facilities District No. 2023-5 Area No. 1, Special Tax, 2023, 5.8%,
9/01/53 ........................................................ 1,000,000 1,044,109
Congregational Homes, Inc. Obligated Group, Revenue, 2019, Refunding, 5%,
11/15/39 ....................................................... 130,000 130,694
b
IH Parkside Fairfield LLC, Revenue, 144A, 2023 B, Zero Cpn., 9/01/43 .......... 250,000 168,624
b
California Pollution Control Financing Authority ,
Poseidon Resources Channelside LP, Revenue, 144A, 2019, Refunding, 5%, 7/01/39 1,000,000 1,034,554
c
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 7.5%, 12/01/40 ........... 75,000 5,625
b
California Public Finance Authority , Kendal at Sonoma Obligated Group , Revenue ,
144A, 2021 A , Refunding , 5% , 11/15/46 ................................. 1,250,000 1,091,813
b
California School Finance Authority , Orange County Educational Arts Academy ,
Revenue , 144A, 2023 A , Refunding , 5.875% , 6/01/53 ....................... 100,000 101,186
California Statewide Communities Development Authority ,
Special Tax, 2023 A, 5.25%, 9/01/51 ................................... 100,000 101,497
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/39 ....... 100,000 105,376
Community Facilities District No. 2021-1, Special Tax, 2023, 5%, 9/01/53 ........ 150,000 156,152
Community Facilities District No. 2022-03, Special Tax, 2023, 5%, 9/01/53 ....... 150,000 148,286
Community Facilities District No. 2022-07 Improvement Area No. 1, Special Tax,
2023, 5%, 9/01/53 ................................................ 150,000 152,550
Community Infrastructure Program Assessment District No. 20-02, Special
Assessment, 2023, 5.75%, 9/02/53 ................................... 1,000,000 964,933
b
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 250,000 251,159
b
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 100,000 100,545
b
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/52 ............. 200,000 200,814
Chino Community Facilities District , Community Facilities District No. 2021-1 , Special
Tax , 2023 , 5.625% , 9/01/53 .......................................... 1,000,000 1,049,461
b
City & County of San Francisco ,
Community Facilities District No. 2016-1 Improvement Area 2, Special Tax, 144A,
2023 A, 5.25%, 9/01/48 ............................................ 965,000 948,721
District No. 2020-1 Shoreline Tax Zone 1, Special Tax, 144A, 2023 C, 5.75%, 9/01/53 1,500,000 1,548,127

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CH
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Dublin , Community Facilities District No. 2015-1 Improvement Area No. 5 ,
Special Tax , 2023 , 5.375% , 9/01/51 .................................... $ 1,250,000 $ 1,288,253
City of Lake Elsinore , Community Facilities District No. 2006-8 , Special Tax , 2023 , 5% ,
9/01/53 ......................................................... 150,000 153,172
City of Rancho Cordova , Arista Del Sol Community Facilities District No. 2022-1
Improvement Area No. 1 , Special Tax , 2023 , 5.375% , 9/01/53 ................. 200,000 206,883
b
CSCDA Community Improvement Authority ,
CTR City Anaheim, Revenue, 144A, 2020 A, 5%, 1/01/54 .................... 400,000 322,955
Dublin, Revenue, 144A, 2021 B, 4%, 2/01/57 ............................. 140,000 103,491
Galt Community Facilities District , City of Galt Community Facilities District No. 2020-2
Improvement Area No. 1 , Special Tax , 2023 A , 6% , 9/01/53 .................. 1,500,000 1,537,589
Golden State Tobacco Securitization Corp. , Revenue , 2022 A-1 , Refunding , 5% ,
6/01/51 ......................................................... 600,000 629,780
Orange County Community Facilities District , Community Facilities District No. 2023-1 ,
Special Tax , 2023 A , 5.5% , 8/15/53 .................................... 1,000,000 1,041,448
River Islands Public Financing Authority , Community Facilities District 2023-1 Area No.
1 , Special Tax , 2023 , 5.625% , 9/01/53 .................................. 1,000,000 1,024,359
Washington Township Health Care District , Revenue , 2023 A , 5.75% , 7/01/48 ......
150,000 166,497
22,609,633
U.S. Territories 0.6%
Puerto Rico 0.6%
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
158,506 151,373
Total Municipal Bonds (Cost $22,058,360) ......................................
22,761,006
a a a a
Short Term Investments 0.9%
Municipal Bonds 0.9%
Minnesota 0.9%
d
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 C ,
Refunding , LOC Wells Fargo Bank NA , Daily VRDN and Put , 3.6% , 11/15/48 ..... 200,000 200,000
Total Municipal Bonds (Cost $200,000) .........................................
200,000
Total Short Term Investments (Cost $200,000 ) ..................................
200,000
a
Total Investments (Cost $22,258,360) 99.2% ....................................
$22,961,006
Other Assets, less Liabilities 0.8% .............................................
184,298
Net Assets 100.0% ...........................................................
$23,145,304
See A bbreviations on page 43 .
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $7,970,715, representing 34.4% of net assets.
c
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series E
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2019
a
2023 2022 2021 2020
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.56 $11.29 $12.77 $10.15 $10.69 $10.00
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.42 0.37 0.35 0.36 0.10
Net realized and unrealized gains (losses) 0.41 0.75 (0.31) 2.72 (0.19) 0.63
Total from investment operations ........ 0.60 1.17 0.06 3.07 0.17 0.73
Less distributions from:
Net investment income .............. (0.36) (0.72) (0.83) (0.45) (0.49) (0.04)
Net realized gains ................. — (0.18) (0.71) — (0.22) —
Tax return of capital ................ — (—)
d
— — — —
Total distributions ................... (0.36) (0.90) (1.54) (0.45) (0.71) (0.04)
Net asset value, end of period .......... $11.80 $11.56 $11.29 $12.77 $10.15 $10.69
Total return
e
....................... 5.36% 10.81% 0.38% 30.95% 1.77% 7.31%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.12% 0.27% 1.36% 2.19% 2.85% 4.76%
Expenses net of waiver and payments by
affiliates .......................... —% —%
g
—% —%
g
—%
g
—%
Net investment income ............... 3.28% 3.70% 3.11% 3.05% 3.48% 4.11%
Supplemental data
Net assets, end of period (000’s) ........ $136,925 $61,992 $12,863 $5,155 $3,847 $3,959
Portfolio turnover rate ................ 50.23% 123.80% 117.70% 49.90% 58.50% 16.33%
a
For the period June 3, 2019 (commencement of operations) to August 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments (unaudited), February 29, 2024
Franklin Templeton SMACS: Series E
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 53.8%
Aerospace & Defense 1.5%
Lockheed Martin Corp. ................................. United States 2,500 $ 1,070,600
Northrop Grumman Corp. ............................... United States 2,000 922,040
1,992,640
Automobiles 0.4%
a
Ford Motor Co. ....................................... United States 46,254 575,400
Banks 5.3%
Citigroup, Inc. ........................................ United States 41,500 2,302,835
Fifth Third Bancorp .................................... United States 27,000 927,180
Truist Financial Corp. .................................. United States 45,000 1,574,100
US Bancorp ......................................... United States 60,000 2,517,600
7,321,715
Beverages 2.8%
Coca-Cola Co. (The) ................................... United States 65,000 3,901,300
Building Products 0.9%
Johnson Controls International plc ......................... United States 20,000 1,185,400
Capital Markets 1.1%
Charles Schwab Corp. (The) ............................. United States 22,000 1,469,160
Chemicals 2.2%
Air Products and Chemicals, Inc. .......................... United States 10,000 2,340,400
LyondellBasell Industries NV, A ........................... United States 7,000 701,960
3,042,360
Communications Equipment 1.1%
Cisco Systems, Inc. ................................... United States 30,000 1,451,100
Electric Utilities 1.2%
American Electric Power Co., Inc. ......................... United States 17,000 1,448,230
NextEra Energy, Inc. ................................... United States 3,000 165,570
1,613,800
Food Products 2.7%
Nestle SA, ADR ...................................... United States 35,000 3,638,950
Hotels, Restaurants & Leisure 0.9%
Starbucks Corp. ...................................... United States 13,000 1,233,700
Household Products 1.7%
Procter & Gamble Co. (The) ............................. United States 15,000 2,384,100
Industrial Conglomerates 0.7%
Honeywell International, Inc. ............................. United States 5,100 1,013,523
Machinery 0.4%
Cummins, Inc. ........................................ United States 2,300 617,803
Metals & Mining 3.2%
Freeport-McMoRan, Inc. ................................ United States 30,000 1,134,300
Rio Tinto plc, ADR ..................................... Australia 50,000 3,226,500
4,360,800
Multi-Utilities 0.6%
DTE Energy Co. ...................................... United States 7,500 812,625
Oil, Gas & Consumable Fuels 6.0%
Chevron Corp. ....................................... United States 12,401 1,885,076
Shell plc, ADR ........................................ Netherlands 65,000 4,083,950

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
TotalEnergies SE, ADR ................................. France 35,000 $ 2,242,450
8,211,476
Pharmaceuticals 9.5%
AstraZeneca plc, ADR .................................. United Kingdom 60,000 3,849,600
Merck & Co., Inc. ..................................... United States 45,000 5,721,750
Roche Holding AG .................................... United States 13,000 3,399,188
12,970,538
Semiconductors & Semiconductor Equipment 4.9%
Analog Devices, Inc. ................................... United States 20,000 3,836,400
Texas Instruments, Inc. ................................. United States 17,000 2,844,610
6,681,010
Software 3.0%
Oracle Corp. ......................................... United States 37,000 4,132,160
Specialty Retail 1.4%
Home Depot, Inc. (The) ................................. United States 5,000 1,903,050
Tobacco 2.3%
Philip Morris International, Inc. ........................... United States 35,000 3,148,600
Total Common Stocks (Cost $69,744,061) ......................................
73,661,210
b
Equity-Linked Securities 37.8%
Aerospace & Defense 2.3%
c
Barclays Bank plc into Northrop Grumman Corp., 144A, 7%,
11/08/24 .......................................... United States 1,800 855,403
c
BNP Paribas Issuance BV into Northrop Grumman Corp., 144A,
7.5%, 9/10/24 ...................................... United States 2,000 891,282
c
Merrill Lynch International & Co. CV into Raytheon Technologies
Corp., 144A, 7.5%, 5/08/24 ............................ United States 4,000 366,022
c
Merrill Lynch International & Co. CV into RTX Corp., 144A, 7.5%,
10/02/24 .......................................... United States 12,000 1,009,055
3,121,762
Air Freight & Logistics 1.3%
c
J.P. Morgan Structured Products BV into United Parcel Service, Inc.,
144A, 9%, 10/22/24 .................................. United States 5,500 844,474
c
Merrill Lynch International & Co. CV into United Parcel Service, Inc.,
144A, 8.5%, 10/02/24 ................................. United States 5,700 872,856
1,717,330
Automobiles 0.3%
c
Barclays Bank plc into General Motors Co., 144A, 10%, 7/17/24 .. United States 11,000 438,288
Banks 2.6%
c
Barclays Bank plc into Citigroup, Inc., 144A, 9%, 7/03/24 ........ United States 5,000 269,790
c
Barclays Bank plc into US Bancorp, 144A, 10%, 8/23/24 ........ United States 16,500 679,917
c
BNP Paribas Issuance BV into Bank of America Corp., 144A, 8.5%,
2/26/25 ........................................... United States 35,000 1,188,763
c
Citigroup Global Markets Holdings, Inc. into Bank of America Corp.,
144A, 8%, 8/16/24 ................................... United States 8,400 284,107
c
Merrill Lynch International & Co. CV into Fifth Third Bancorp, 144A,
10%, 3/10/25 ....................................... United States 12,000 407,728
c
Wells Fargo Bank NA into Citigroup, Inc., 144A, 10%, 2/25/25 .... United States 13,000 728,264
3,558,569

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Biotechnology 0.4%
c
Barclays Bank plc into Amgen, Inc., 144A, 8%, 9/20/24 ......... United States 2,100 $ 570,563
Broadline Retail 1.2%
c
Goldman Sachs International Bank into Amazon.com, Inc., 144A,
9%, 11/20/24 ....................................... United States 10,000 1,309,947
c
Royal Bank of Canada into Amazon.com, Inc., 144A, 10%, 4/05/24 United States 2,800 326,535
1,636,482
Building Products 2.1%
c
J.P. Morgan Structured Products BV into Johnson Controls
International plc, 144A, 8%, 9/09/24 ...................... United States 15,000 901,937
c
Wells Fargo Bank NA into Johnson Controls International plc, 144A,
9%, 12/10/24 ....................................... United States 35,000 1,969,951
2,871,888
Capital Markets 3.0%
c
BNP Paribas Issuance BV into Goldman Sachs Group, Inc. (The),
144A, 7.5%, 8/19/24 ................................. United States 1,700 647,785
c
Goldman Sachs International Bank into Morgan Stanley, 144A, 9%,
12/24/24 .......................................... United States 2,300 203,959
c
Merrill Lynch International & Co. CV into Charles Schwab Corp.
(The), 144A, 9%, 2/25/25 .............................. United States 32,000 2,093,472
c
Merrill Lynch International & Co. CV into Morgan Stanley, 144A,
10%, 6/04/24 ....................................... United States 1,000 88,158
c
Societe Generale SA into Goldman Sachs Group, Inc. (The), 144A,
8.5%, 7/12/24 ...................................... United States 1,500 528,777
c
UBS AG into Charles Schwab Corp. (The), 144A, 10%, 7/17/24 ... United States 8,100 502,819
4,064,970
Chemicals 1.2%
c
Barclays Bank plc into Air Products and Chemicals, Inc., 144A, 8.5%,
3/10/25 ........................................... United States 7,000 1,613,314
Communications Equipment 1.4%
c
Mizuho Markets Cayman LP into Cisco Systems, Inc., 144A, 7.5%,
7/23/24 ........................................... United States 12,000 597,629
c
Royal Bank of Canada into Cisco Systems, Inc., 144A, 8%, 9/03/24 United States 15,000 760,800
c
UBS AG into Cisco Systems, Inc., 144A, 8.5%, 6/20/24 ......... United States 11,000 546,572
1,905,001
Consumer Staples Distribution & Retail 1.2%
c
Barclays Bank plc into Target Corp., 144A, 8.5%, 10/08/24 ...... United States 5,800 815,931
c
UBS AG into Target Corp., 144A, 9%, 9/05/24 ................ United States 5,900 882,786
1,698,717
Containers & Packaging 0.8%
c
Mizuho Markets Cayman LP into International Paper Co., 144A,
10%, 1/22/25 ....................................... United States 30,000 1,103,579
Electric Utilities 0.5%
c
Mizuho Markets Cayman LP into NextEra Energy, Inc., 144A, 8%,
3/19/24 ........................................... United States 4,600 260,769
c
Wells Fargo Bank NA into NextEra Energy, Inc., 144A, 8%, 5/08/24 United States 7,500 425,426
686,195
Ground Transportation 0.9%
c
Merrill Lynch BV into Union Pacific Corp., 144A, 8%, 11/05/24 .... United States 1,800 419,046
c
UBS AG into Union Pacific Corp., 144A, 8%, 3/13/24 ........... United States 3,600 831,340
1,250,386

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Hotels, Restaurants & Leisure 0.2%
c
Wells Fargo Bank NA into Starbucks Corp., 144A, 8%, 3/04/25 ... United States 3,000 $ 285,639
Insurance 1.7%
c
BNP Paribas Issuance BV into MetLife, Inc., 144A, 9%, 10/23/24 .. United States 6,800 461,323
c
Citigroup Global Markets Holdings, Inc. into MetLife, Inc., 144A,
9.5%, 7/17/24 ...................................... United States 4,500 277,857
c
JPMorgan Chase Bank NA into MetLife, Inc., 144A, 8%, 3/25/25 .. United States 23,000 1,588,408
2,327,588
Media 2.0%
c
BNP Paribas Issuance BV into Comcast Corp., 144A, 8%, 1/15/25 United States 32,000 1,393,429
c
J.P. Morgan Structured Products BV into Comcast Corp., 144A, 8%,
8/13/24 ........................................... United States 10,000 429,322
c
J.P. Morgan Structured Products BV into Comcast Corp., 144A, 8%,
9/12/24 ........................................... United States 3,000 133,440
c
Royal Bank of Canada into Comcast Corp., 144A, 8%, 7/12/24 ... United States 18,000 776,875
2,733,066
Metals & Mining 1.9%
c
Mizuho Markets Cayman LP into Freeport-McMoRan, Inc., 144A,
11%, 12/10/24 ...................................... United States 9,600 373,459
c
Royal Bank of Canada into Barrick Gold Corp., 144A, 11%, 3/07/24 Canada 35,000 521,489
c
UBS AG into Newmont Corp., 144A, 11%, 1/16/25 ............. United States 50,000 1,682,181
2,577,129
Multi-Utilities 0.9%
c
Wells Fargo Bank NA into Dominion Energy, Inc., 144A, 9%, 1/10/25 United States 26,000 1,274,605
Oil, Gas & Consumable Fuels 2.2%
c
BNP Paribas Issuance BV into BP plc, 144A, 8.5%, 4/24/24 ...... United Kingdom 23,000 823,430
c
Citigroup Global Markets Holdings, Inc. into Exxon Mobil Corp.,
144A, 9%, 3/12/25 ................................... United States 19,000 1,968,324
c
J.P. Morgan Structured Products BV into Exxon Mobil Corp., 144A,
9%, 9/24/24 ........................................ United States 2,300 249,505
3,041,259
Pharmaceuticals 1.5%
c
BNP Paribas Issuance BV into Pfizer, Inc., 144A, 8.5%, 6/10/24 .. United States 19,000 528,102
c
National Bank of Canada into Bristol-Myers Squibb Co., 144A, 8%,
9/05/24 ........................................... United States 20,000 1,062,180
c
Societe Generale SA into Pfizer, Inc., 144A, 8.5%, 8/02/24 ...... United States 15,000 408,292
1,998,574
Semiconductors & Semiconductor Equipment 5.1%
c
Citigroup Global Markets Holdings, Inc. into Intel Corp., 144A, 10%,
10/03/24 .......................................... United States 1,600 66,271
c
Goldman Sachs International Bank into Texas Instruments, Inc.,
144A, 9%, 11/10/25 .................................. United States 8,000 1,311,701
c
Mizuho Markets Cayman LP into Intel Corp., 144A, 12%, 3/26/24 . United States 25,000 1,088,689
c
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
10%, 11/12/24 ...................................... United States 9,000 743,620
c
Mizuho Markets Cayman LP into Taiwan Semiconductor
Manufacturing Co. Ltd., 144A, 10%, 10/22/24 ............... Taiwan 9,000 889,419
c
Morgan Stanley Finance II Ltd. into Microchip Technology, Inc.,
144A, 10%, 3/03/25 .................................. United States 11,500 981,785
c
UBS AG into Texas Instruments, Inc., 144A, 8.5%, 8/07/24 ...... United States 700 118,786
c
Wells Fargo Bank NA into Intel Corp., 144A, 11%, 2/14/25 ....... United States 39,000 1,765,660
6,965,931

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Software 2.9%
c
Barclays Bank plc into Oracle Corp., 144A, 8.5%, 2/05/25 ....... United States 13,000 $ 1,413,143
c
Mizuho Markets Cayman LP into Oracle Corp., 144A, 8.5%, 2/10/25 United States 7,000 786,680
c
Societe Generale SA into Workday, Inc., 144A, 9%, 11/13/24 ..... United States 7,400 1,807,193
4,007,016
Specialty Retail 0.2%
c
Citigroup Global Markets Holdings, Inc. into Home Depot, Inc. (The),
144A, 8.5%, 6/12/24 ................................. United States 900 329,455
Total Equity-Linked Securities (Cost $51,025,219) ...............................
51,777,306
Convertible Preferred Stocks 1.3%
Electric Utilities 1.3%
NextEra Energy, Inc., 6.926% ............................ United States 50,000 1,752,000
Total Convertible Preferred Stocks (Cost $2,100,887) ............................
1,752,000
Principal
Amount
*
Corporate Bonds 4.8%
Diversified REITs 1.0%
c
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A, 4.625% ,
12/01/29 .......................................... United States 1,500,000 1,397,760
Entertainment 0.6%
Warnermedia Holdings, Inc. , Senior Note , 4.279% , 3/15/32 ......
United States 1,000,000 882,623
Hotels, Restaurants & Leisure 0.7%
Expedia Group, Inc. , Senior Note , 3.25% , 2/15/30 .............
United States 1,000,000 891,510
Metals & Mining 0.7%
c
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 . United States 1,000,000 916,897
Tobacco 1.1%
Philip Morris International, Inc. , Senior Bond , 5.625% , 9/07/33 ....
United States 1,500,000 1,516,865
Trading Companies & Distributors 0.7%
c
United Rentals North America, Inc. , Senior Secured Note , 144A, 6% ,
12/15/29 .......................................... United States 1,000,000 1,001,792
Total Corporate Bonds (Cost $6,560,282) .......................................
6,607,447
Total Long Term Investments (Cost $129,430,449) ...............................
133,797,963
a
Short Term Investments 1.7%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.7%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 4.984% .... United States 2,375,288 2,375,288
Total Money Market Funds (Cost $2,375,288) ...................................
2,375,288
Total Short Term Investments (Cost $2,375,288 ) .................................
2,375,288
a
Total Investments (Cost $131,805,737) 99.4% ...................................
$136,173,251
Other Assets, less Liabilities 0.6% .............................................
751,968
Net Assets 100.0% ...........................................................
$136,925,219
a a a

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See A bbreviations on page 43 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
See Note 1(d) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $55,093,755, representing 40.2% of net assets.
d
See Note 3(d) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series H
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2019
a
2023 2022 2021 2020
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.86 $9.03 $10.57 $9.75 $10.09 $10.00
Income from investment operations
b
:
Net investment income
c
............. 0.23 0.38 0.31 0.32 0.30 0.04
Net realized and unrealized gains (losses) 0.33 (0.18) (1.54) 0.82 (0.34) 0.09
Total from investment operations ........ 0.56 0.20 (1.23) 1.14 (0.04) 0.13
Less distributions from:
Net investment income .............. (0.22) (0.37) (0.31) (0.32) (0.30) (0.04)
Net asset value, end of period .......... $9.20 $8.86 $9.03 $10.57 $9.75 $10.09
Total return
d
....................... 6.50% 2.36%
e
(11.82)%
e
11.88%
e
(0.28)%
e
1.31%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.86% 1.88% 2.51% 3.44% 3.91% 3.85%
Expenses net of waiver and payments by
affiliates .......................... —% —% —%
g
—%
g
—%
g
—%
Net investment income ............... 5.20% 4.34% 3.14% 3.16% 3.10% 1.69%
Supplemental data
Net assets, end of period (000’s) ........ $13,466 $10,059 $3,019 $3,187 $2,941 $3,042
Portfolio turnover rate ................ 8.33% 11.82% 6.89% 5.37% 4.93% —%
a
For the period June 3, 2019 (commencement of operations) to August 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Total return excluding payments by Advisers for acquired fund fees and expenses is 2.25% for the year ended August 31, 2023, (11.90)% for the year ended August 31,
2022, 11.78% for the year ended August 31, 2021 and (0.38)% for the year ended August 31, 2020. See Note 3e.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments (unaudited), February 29, 2024
Franklin Templeton SMACS: Series H
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Management Investment Companies 9.0%
Capital Markets 9.0%
a
Franklin Dynamic Municipal Bond ETF ................................... 50,000 $ 1,217,500
Total Management Investment Companies (Cost $ 1,242,874 ) .....................
1,217,500
Principal
Amount
a a a a
Municipal Bonds 90.3%
Alabama 1.6%
MidCity Improvement District ,
Assessment Area , Special Assessment , 2022 , 4.5% , 11/01/42 ................ $ 150,000 126,054
Assessment Area , Special Assessment , 2022 , 4.75% , 11/01/49 ............... 100,000 82,851
208,905
Arizona 1.1%
b
Sierra Vista Industrial Development Authority , American Leadership Academy, Inc. ,
Revenue , 144A, 2023 , 5.75% , 6/15/58 .................................. 150,000 151,321
Arkansas 1.2%
Arkansas Development Finance Authority , United States Steel Corp. , Revenue , 2023 ,
5.7% , 5/01/53 .................................................... 150,000 155,512
California 9.1%
c
California Community Choice Financing Authority , Revenue , 2023 C , Mandatory Put ,
5.25% , 10/01/31 ................................................... 130,000 137,601
b
California Community Housing Agency ,
Arbors Apartments , Revenue , 144A, 2020 A , 5% , 8/01/50 .................... 125,000 118,506
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 130,000 117,466
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 195,000 168,889
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 105,000 100,060
b
California Municipal Finance Authority , IH Parkside Fairfield LLC , Revenue , 144A, 2023
B , Zero Cpn., 9/01/43 ............................................... 150,000 101,175
b
CMFA Special Finance Agency , Solana at Grand , Revenue, Junior Lien , 144A, 2021
A-2 , 4% , 8/01/45 .................................................. 100,000 83,359
b
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 125,000 106,633
b
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 100,000 82,135
b
CSCDA Community Improvement Authority ,
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 110,000 105,173
Waterscape Apartments , Revenue , 144A, 2021 B , 4% , 9/01/46 ................ 135,000 111,016
1,232,013
Colorado 2.4%
Colorado Health Facilities Authority ,
Christian Living Neighborhoods Obligated Group , Revenue , 2019 , Refunding , 4% ,
1/01/38 ........................................................ 100,000 89,729
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 4% , 8/01/49 250,000 233,321
323,050

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 20.3%
Chapel Creek Community Development District , Assessment Area , Special
Assessment , 2024 , 5.5% , 5/01/44 ..................................... $ 70,000 $ 70,542
City of Jacksonville , Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding ,
5% , 11/01/50 ..................................................... 100,000 103,214
Cross Creek North Community Development District , Special Assessment , 2022 , 4.5% ,
5/01/52 ......................................................... 125,000 115,073
Crosswinds East Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.5% , 5/01/44 ..................................... 100,000 100,852
b
Florida Development Finance Corp. ,
Brightline Trains Florida LLC , Revenue , 144A, 2019 B , 7.375% , 1/01/49 ......... 100,000 102,498
Mayflower Retirement Center, Inc. Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 6/01/55 ............................................ 100,000 62,833
Kindred Community Development District II , Special Assessment , 2021 , 3.125% ,
5/01/41 ......................................................... 100,000 80,971
Lakeside Preserve Community Development District , Special Assessment , 2023 ,
6.375% , 5/01/54 ................................................... 100,000 104,794
North AR-1 Pasco Community Development District , Assessment Area 3 , Special
Assessment , 2023 , 6% , 5/01/54 ....................................... 100,000 102,261
North Loop Community Development District , Special Assessment , 2023 , 6.625% ,
5/01/54 ......................................................... 130,000 139,267
Palermo Community Development District , Special Assessment , 2023 , 5% , 6/15/43 ..
100,000 100,657
Palm Coast Park Community Development District , Special Assessment , 2023 , 5.6% ,
5/01/53 ......................................................... 100,000 101,720
Preserve at Savannah Lakes Community Development District , Assessment Area 1 ,
Special Assessment , 2024 , 5.45% , 5/01/44 .............................. 100,000 100,777
Prosperity Lakes Community Development District , Assessment Area 1 , Special
Assessment , 2023 , 6.125% , 12/15/53 ................................... 160,000 166,978
Quail Roost Community Development District , Expansion Area , Special Assessment ,
2021 , 4% , 12/15/51 ................................................ 70,000 61,259
Ridge at Apopka Community Development District , Parcel 2 , Special Assessment ,
2023 , 5.75% , 5/01/53 ............................................... 100,000 101,055
River Hall Community Development District , Assessment Area 4 , Special Assessment ,
2023 A , 6.5% , 5/01/54 .............................................. 105,000 110,660
Sawgrass Village Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 100,000 101,197
Assessment Area 2 , Special Assessment , 2023 , 6.375% , 11/01/53 ............. 155,000 161,923
b
Seaton Creek Reserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2023 , 5.5% , 6/15/53 ................................ 100,000 101,956
Seminole Palms Community Development District , Special Assessment , 2023 , 5.5% ,
5/01/43 ......................................................... 100,000 102,156
Silver Oaks Community Development District , Special Assessment , 2024 , 5.85% ,
5/01/54 ......................................................... 100,000 100,686
Stonegate Preserve Community Development District , Special Assessment , 2023 ,
6.125% , 12/15/53 .................................................. 150,000 156,083
Twisted Oaks Pointe Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 100,000 100,820
Assessment Area 2 , Special Assessment , 2023 , 6.125% , 5/01/54 .............. 75,000 77,167
Westwood of Pasco Community Development District , Assessments , Special
Assessment , 2023 , 5.625% , 5/01/53 ................................... 100,000 101,673
2,729,072
Illinois 1.9%
Metropolitan Pier & Exposition Authority , Revenue , 2020 A , Refunding , 5% , 6/15/50 ..
250,000 257,093
Indiana 0.9%
Indianapolis Local Public Improvement Bond Bank , Revenue, Senior Lien , 2023 E ,
6.125% , 3/01/57 ................................................... 110,000 118,751

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Iowa 2.5%
Iowa Finance Authority ,
Iowa Fertilizer Co. LLC , Revenue , 2022 , Refunding , 5% , 12/01/50 ............. $ 235,000 $ 247,567
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... 100,000 95,848
343,415
Louisiana 1.7%
Calcasieu Parish Memorial Hospital Service District , Southwest Louisiana Healthcare
System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 ............ 100,000 93,147
b
Louisiana Local Government Environmental Facilities & Community Development
Authority , Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ........... 135,000 130,891
224,038
Maryland 3.2%
b
City of Baltimore , Harbor Point Special Taxing District , Tax Allocation, Senior Lien ,
144A, 2019 A , Refunding , 3.5% , 6/01/39 ................................ 100,000 86,633
Maryland Economic Development Corp. , Morgan View & Thurgood Marshall Student
Housing , Revenue , 2020 , 4.25% , 7/01/50 ................................ 170,000 157,132
b
Town of La Plata , Heritage Green Special Taxing District , Special Tax , 144A, 2023 A ,
6.5% , 2/15/53 .................................................... 190,000 193,413
437,178
Michigan 0.8%
City of Detroit , GO , 2023 C , 6% , 5/01/43 ..................................
100,000 111,659
Minnesota 0.7%
City of Apple Valley , PHS Apple Valley Senior Housing, Inc. , Revenue , 2021 , 4% ,
9/01/36 ......................................................... 105,000 99,159
Nevada 0.7%
Henderson Local Improvement Districts , Local Improvement District No. T-22 , Special
Assessment , 2023 , 5.25% , 3/01/53 .................................... 100,000 99,922
New Hampshire 1.9%
New Hampshire Business Finance Authority , Presbyterian Homes Obligated Group ,
Revenue , 2023 A , 5.25% , 7/01/48 ..................................... 250,000 258,322
New Jersey 1.3%
Tobacco Settlement Financing Corp. , Revenue , 2018 B , Refunding , 5% , 6/01/46 ....
175,000 178,334
New York 4.3%
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2020 , 4% , 10/01/30 ......................... 100,000 99,957
Delta Air Lines, Inc. , Revenue , 2020 , 4.375% , 10/01/45 ..................... 375,000 370,022
b
Oneida Indian Nation of New York , Revenue , 144A, 2024 B , 6% , 9/01/43 .......... 100,000 104,311
574,290
Ohio 9.6%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 B-2 , 2 ,
Refunding , 5% , 6/01/55 ............................................. 1,100,000 1,049,794
Ohio Housing Finance Agency , Revenue , 2023 C , 8% , 8/01/34 .................
100,000 102,857
Summit County Development Finance Authority , UAkronPark, Inc. , Revenue , 2023 , 6% ,
12/01/58 ........................................................ 125,000 134,236
1,286,887

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania 2.6%
Berks County Industrial Development Authority , Tower Health Obligated Group ,
Revenue , 2017 , Refunding , 4% , 11/01/50 ................................ $ 115,000 $ 59,713
Berks County Municipal Authority (The) , Tower Health Obligated Group , Revenue , 2012
A , 5% , 11/01/44 ................................................... 55,000 28,525
Philadelphia Authority for Industrial Development , St. Joseph's University , Revenue ,
2022 , 5.5% , 11/01/60 ............................................... 250,000 268,585
356,823
Texas 7.4%
b
City of Anna , Woods at Lindsey Place (The) Public Improvement District Area 1 ,
Special Assessment , 144A, 2023 , 5.875% , 9/15/53 ......................... 116,000 118,465
b
City of Celina ,
Chalk Hill Public Improvement District No. 2 , Special Assessment , 144A, 2023 , 6% ,
9/01/53 ........................................................ 100,000 101,291
Pravin Public Improvement District , Special Assessment , 144A, 2023 , 6.75% , 9/01/53 100,000 101,573
b
City of Fate , Williamsburg Public Improvement District No. 1 Phase 3B , Special
Assessment , 144A, 2023 , 5.375% , 8/15/53 ............................... 100,000 100,489
b
City of Hutto , Emory Crossing Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2023 , 5.625% , 9/01/58 ......................... 115,000 117,465
b
City of Kyle , Southwest Kyle Public Improvement District No. 1 Improvement Area No.
2 , Special Assessment , 144A, 2023 , 6.75% , 9/01/48 ........................ 100,000 105,948
b
City of Tomball , Raburn Reserve Public Improvement District Area No. 2 , Special
Assessment , 144A, 2023 , 5.75% , 9/15/52 ............................... 112,000 113,886
b
County of Hays , La Cima Public Improvement District , Special Assessment , 144A,
2020 , 3.25% , 9/15/30 ............................................... 100,000 89,747
New Hope Cultural Education Facilities Finance Corp. ,
NCCD-College Station Properties LLC , Revenue , A , 5% , 7/01/47 .............. 50,000 44,750
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/39 ....................................................... 85,000 82,117
Quality Senior Housing Foundation of East Texas, Inc. , Revenue, Second Tier , 2019
B , 5.5% , 12/01/54 ................................................ 20,000 18,950
994,681
Washington 2.2%
Washington State Housing Finance Commission ,
Eastside Retirement Association Obligated Group , Revenue , 2023 A , Refunding , 5% ,
7/01/48 ........................................................ 220,000 223,731
b
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
2019 A , 5% , 1/01/55 .............................................. 100,000 66,156
289,887
Wisconsin 3.0%
Public Finance Authority ,
b
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/49 .. 125,000 112,847
RED River Valley Alliance LLC , Revenue , 2021 , 4% , 9/30/51 ................. 345,000 286,047
398,894
U.S. Territories 9.9%
District of Columbia 1.9%
District of Columbia ,
International School Obligated Group , Revenue , 2019 , 5% , 7/01/49 ............ 140,000 141,170
Plenary Infrastructure DC LLC , Revenue , 2022 A , 5.5% , 8/31/33 .............. 100,000 116,383
257,553
Puerto Rico 8.0%
Commonwealth of Puerto Rico ,
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 100,000 92,883

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, (continued)
GO , 2022 A-1 , 4% , 7/01/46 .......................................... $ 176,000 $ 159,070
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
99,066 94,608
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
722,000 727,413
1,073,974
Total U.S. Territories .................................................................... 1,331,527
Total Municipal Bonds (Cost $ 11,900,318 ) ......................................
12,160,733
Total Long Term Investments (Cost $ 13,143,192 ) ................................
13,378,233
a
a a a a
a
Total Investments (Cost $ 13,143,192 ) 99.3% ....................................
$13,378,233
Other Assets, less Liabilities 0.7% .............................................
87,883
Net Assets 100.0% ...........................................................
$13,466,116
See A bbreviations on page 43 .
a
See Note 3(d) regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $3,056,135, representing 22.7% of net assets.
c
The maturity date shown represents the mandatory put date.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series I
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2019
a
2023 2022 2021 2020
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.78 $7.83 $9.73 $8.95 $10.12 $10.00
Income from investment operations
b
:
Net investment income
c
............. 0.30 0.64 0.65 0.66 0.64 0.19
Net realized and unrealized gains (losses) 0.07 (0.07) (1.85) 0.78 (1.10) 0.04
Total from investment operations ........ 0.37 0.57 (1.20) 1.44 (0.46) 0.23
Less distributions from:
Net investment income .............. (0.30) (0.62) (0.70) (0.66) (0.71) (0.11)
Tax return of capital ................ — (—)
d
(—)
d
— — —
Total distributions ................... (0.30) (0.62) (0.70) (0.66) (0.71) (0.11)
Net asset value, end of period .......... $7.85 $7.78 $7.83 $9.73 $8.95 $10.12
Total return
e
....................... 4.87% 7.57% (12.87)% 16.48% (4.51)% 2.25%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.08% 0.20% 1.27% 3.10% 3.55% 5.96%
Expenses net of waiver and payments by
affiliates .......................... —% —%
g
—% —%
g
—%
g
—%
Net investment income ............... 7.94% 8.24% 7.72% 7.01% 6.98% 7.61%
Supplemental data
Net assets, end of period (000’s) ........ $245,601 $109,051 $19,910 $3,699 $3,506 $3,774
Portfolio turnover rate ................ 7.43% 27.73% 30.22% 32.50% 43.24% —%
a
For the period June 3, 2019 (commencement of operations) to August 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments (unaudited), February 29, 2024
Franklin Templeton SMACS: Series I
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks 0.7%
Banks 0.7%
Bank of America Corp. ............................................... 45,000 $ 1,553,400
Total Common Stocks (Cost $1,242,963) .......................................
1,553,400
a
a
Equity-Linked Securities 2.4%
Automobiles 0.2%
b
Royal Bank of Canada into General Motors Co., 144A, 12%, 6/18/24 ............. 14,000 523,453
Banks 0.9%
b
BNP Paribas Issuance BV into Bank of America Corp., 144A, 8.5%, 2/26/25 ....... 28,800 978,182
b
Royal Bank of Canada into Citigroup, Inc., 144A, 10%, 10/15/24 ................ 27,000 1,277,797
2,255,979
Hotels, Restaurants & Leisure 0.7%
b
Wells Fargo Bank NA into Starbucks Corp., 144A, 8%, 3/04/25 ................. 17,500 1,666,226
Insurance 0.4%
b
BNP Paribas Issuance BV into MetLife, Inc., 144A, 9%, 10/23/24 ................ 15,000 1,017,624
Metals & Mining 0.2%
b
Royal Bank of Canada into Freeport-McMoRan, Inc., 144A, 10%, 5/03/24 ......... 13,000 499,021
Total Equity-Linked Securities (Cost $5,692,347) ................................
5,962,303
Principal
Amount
a a a a
Corporate Bonds 93.2%
Aerospace & Defense 2.5%
b
Bombardier, Inc. , Senior Note , 144A, 8.75% , 11/15/30 ........................ $ 1,500,000 1,573,140
b
TransDigm , Inc. ,
Senior Secured Note, 144A, 6.75%, 8/15/28 .............................. 1,500,000 1,519,809
Senior Secured Note, 144A, 6.875%, 12/15/30 ............................ 1,500,000 1,519,365
Senior Secured Note, 144A, 6.625%, 3/01/32 ............................. 1,500,000 1,511,247
6,123,561
Automobile Components 1.4%
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% , 10/15/29 ........... 750,000 674,142
Goodyear Tire & Rubber Co. (The) , Senior Note , 5.25% , 7/15/31 ................
3,000,000 2,710,365
3,384,507
Automobiles 2.4%
Ford Motor Co. , Senior Bond , 6.1% , 8/19/32 ...............................
6,000,000 5,993,574
Banks 4.3%
Barclays plc ,
Senior Bond, 5.746% to 8/08/32, FRN thereafter, 8/09/33 .................... 1,400,000 1,388,505
c
Senior Bond, FRN, 6.692%, (SOFR + 2.62%), 9/13/34 ...................... 1,500,000 1,569,692
Sub. Bond, 7.119% to 6/26/33, FRN thereafter, 6/27/34 ..................... 1,500,000 1,557,823
Fifth Third Bancorp , Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 ......
350,000 359,273
Fifth Third Bank NA , Senior Note , 5.852% to 10/26/24, FRN thereafter , 10/27/25 ....
250,000 249,700
JPMorgan Chase & Co. ,
Senior Bond, 6.254% to 10/22/33, FRN thereafter, 10/23/34 .................. 750,000 795,902
Senior Note, 5.04% to 1/22/27, FRN thereafter, 1/23/28 ..................... 1,500,000 1,492,449
Morgan Stanley Bank NA , Senior Note , 4.952% to 1/13/27, FRN thereafter , 1/14/28 ..
1,500,000 1,492,873
Wells Fargo & Co. , Senior Bond , 6.491% to 10/22/33, FRN thereafter , 10/23/34 .....
1,500,000 1,595,838
10,502,055

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products 1.3%
b
AmeriTex HoldCo Intermediate LLC , Senior Secured Note , 144A, 10.25% , 10/15/28 . $ 1,500,000 $ 1,573,125
b
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A, 8.75% , 8/01/28 ..... 1,000,000 1,027,105
b
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured Note , 144A, 6.625% ,
12/15/30 ........................................................ 500,000 502,375
3,102,605
Capital Markets 1.3%
Charles Schwab Corp. (The) ,
Senior Note, 5.643% to 5/18/28, FRN thereafter, 5/19/29 .................... 500,000 506,554
Senior Note, 6.196% to 11/16/28, FRN thereafter, 11/17/29 ................... 500,000 516,479
Morgan Stanley ,
Senior Bond, 6.627% to 10/31/33, FRN thereafter, 11/01/34 .................. 1,000,000 1,084,062
Sub. Bond, 5.948% to 1/18/33, FRN thereafter, 1/19/38 ..................... 1,000,000 997,829
3,104,924
Chemicals 1.8%
Celanese US Holdings LLC , Senior Note , 6.55% , 11/15/30 ....................
1,000,000 1,040,380
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 ................ 700,000 700,966
b
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 .................................... 2,000,000 1,820,849
Senior Secured Note, 144A, 4.875%, 5/01/28 ............................. 1,000,000 915,015
4,477,210
Commercial Services & Supplies 1.4%
b
APX Group, Inc. , Senior Secured Note , 144A, 6.75% , 2/15/27 .................. 3,500,000 3,508,085
Communications Equipment 3.1%
b
CommScope Technologies LLC , Senior Note , 144A, 6% , 6/15/25 ................ 3,000,000 2,447,940
b
CommScope, Inc. ,
Senior Note, 144A, 8.25%, 3/01/27 ..................................... 3,000,000 1,316,820
Senior Secured Note, 144A, 6%, 3/01/26 ................................ 3,500,000 3,154,182
Senior Secured Note, 144A, 4.75%, 9/01/29 .............................. 1,000,000 686,025
7,604,967
Consumer Finance 2.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior Bond , 5.3% ,
1/19/34 ......................................................... 1,500,000 1,448,432
Ford Motor Credit Co. LLC ,
Senior Bond, 5.113%, 5/03/29 ........................................ 1,000,000 964,171
Senior Note, 7.35%, 3/06/30 ......................................... 3,000,000 3,182,095
5,594,698
Containers & Packaging 4.6%
b
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc ,
Senior Note , 144A, 4% , 9/01/29 ....................................... 1,500,000 1,219,959
b
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ..................................... 5,000,000 3,632,233
Senior Secured Note, 144A, 4.125%, 8/15/26 ............................. 2,500,000 2,309,425
b
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ................................... 1,600,000 1,557,781
Senior Secured Note, 144A, 7.875%, 8/15/26 ............................. 2,500,000 2,534,855
11,254,253
Diversified REITs 0.3%
b
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A, 4.625% , 12/01/29 ..... 750,000 698,880

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services 0.8%
b
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond , 144A, 5.125% , 5/01/27 $ 2,000,000 $ 1,892,740
Electric Utilities 3.2%
b
NRG Energy, Inc. , Senior Secured Bond , 144A, 7% , 3/15/33 ................... 2,000,000 2,084,629
Pacific Gas and Electric Co. , Senior Bond , 6.4% , 6/15/33 .....................
3,000,000 3,121,470
PG&E Corp. , Senior Secured Note , 5% , 7/01/28 ............................
500,000 477,373
b
Vistra Operations Co. LLC , Senior Secured Bond , 144A, 6.95% , 10/15/33 ......... 2,000,000 2,085,520
7,768,992
Electrical Equipment 0.3%
b
Regal Rexnord Corp. , Senior Note , 144A, 6.05% , 4/15/28 ..................... 750,000 754,931
Energy Equipment & Services 1.1%
b
Weatherford International Ltd. , Senior Note , 144A, 8.625% , 4/30/30 .............. 2,750,000 2,853,276
Entertainment 1.0%
b
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......................... 2,500,000 2,540,061
Financial Services 1.1%
b
MPH Acquisition Holdings LLC , Senior Secured Note , 144A, 5.5% , 9/01/28 ........ 3,000,000 2,620,830
Food Products 0.9%
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. , Senior Note , 5.75% ,
4/01/33 ......................................................... 800,000 776,355
b
Post Holdings, Inc. ,
Senior Bond, 144A, 5.5%, 12/15/29 .................................... 500,000 478,800
Senior Secured Note, 144A, 6.25%, 2/15/32 .............................. 1,000,000 1,006,419
2,261,574
Ground Transportation 0.3%
b
Ashtead Capital, Inc. , Senior Bond , 144A, 5.95% , 10/15/33 .................... 750,000 754,614
Health Care Equipment & Supplies 4.4%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% , 10/01/28 ............ 5,500,000 5,754,375
b
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 .................................... 3,500,000 3,240,759
Senior Secured Note, 144A, 3.875%, 4/01/29 ............................. 2,000,000 1,794,996
10,790,130
Health Care Providers & Services 17.3%
b
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................................. 3,000,000 1,880,070
Senior Note, 144A, 6.875%, 4/01/28 .................................... 2,080,000 1,345,353
Senior Secured Note, 144A, 8%, 3/15/26 ................................ 3,457,000 3,425,800
Senior Secured Note, 144A, 5.625%, 3/15/27 ............................. 5,000,000 4,580,529
Senior Secured Note, 144A, 8%, 12/15/27 ............................... 7,500,000 7,181,775
Senior Secured Note, 144A, 10.875%, 1/15/32 ............................ 5,000,000 5,097,755
CVS Health Corp. , Senior Bond , 5.25% , 2/21/33 ............................
50,000 49,509
b
DaVita, Inc. , Senior Bond , 144A, 3.75% , 2/15/31 ............................ 5,000,000 4,108,888
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...................... 1,000,000 901,176
Tenet Healthcare Corp. ,
Senior Note, 6.125%, 10/01/28 ........................................ 6,500,000 6,431,847
Senior Secured Note, 6.125%, 6/15/30 .................................. 2,000,000 1,983,220
b
Senior Secured Note, 144A, 6.75%, 5/15/31 .............................. 5,500,000 5,555,000
42,540,922
Health Care REITs 0.3%
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond , 5% , 10/15/27 ...
800,000 655,554

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure 8.6%
b
Caesars Entertainment, Inc. ,
Senior Note, 144A, 8.125%, 7/01/27 .................................... $ 3,000,000 $ 3,082,353
Senior Note, 144A, 4.625%, 10/15/29 ................................... 1,000,000 913,621
Senior Secured Note, 144A, 7%, 2/15/30 ................................ 1,500,000 1,537,873
b
Carnival Corp. , Senior Note , 144A, 10.5% , 6/01/30 .......................... 5,000,000 5,459,186
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note, 144A, 6.75%, 1/15/30 ..................................... 2,000,000 1,768,388
Senior Secured Note, 144A, 4.625%, 1/15/29 ............................. 1,000,000 908,490
b
Penn Entertainment, Inc. , Senior Note , 144A, 4.125% , 7/01/29 ................. 200,000 168,166
b
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond , 144A, 5.25% ,
5/15/27 ......................................................... 6,500,000 6,367,442
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior Note , 144A, 7.125% ,
2/15/31 ......................................................... 1,000,000 1,033,308
21,238,827
Household Durables 0.4%
Shea Homes LP / Shea Homes Funding Corp. , Senior Note , 4.75% , 4/01/29 .......
1,000,000 940,288
Household Products 0.1%
b
Energizer Holdings, Inc. , Senior Note , 144A, 6.5% , 12/31/27 ................... 200,000 198,464
Independent Power and Renewable Electricity Producers 2.0%
b
Calpine Corp. , Senior Note , 144A, 4.625% , 2/01/29 .......................... 2,000,000 1,842,729
b,d
Vistra Corp. , Junior Sub. Bond , 144A, 8% to 10/14/26, FRN thereafter , Perpetual .... 3,000,000 3,003,225
4,845,954
Insurance 0.3%
Brown & Brown, Inc. , Senior Bond , 2.375% , 3/15/31 .........................
1,000,000 819,389
Machinery 0.1%
b
TK Elevator US Newco, Inc. , Senior Secured Note , 144A, 5.25% , 7/15/27 ......... 200,000 192,400
Media 1.8%
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.5%, 6/01/29 ..................................... 300,000 248,568
Senior Secured Note, 144A, 5.125%, 8/15/27 ............................. 900,000 842,527
b
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ..................... 200,000 178,760
b
Univision Communications, Inc. , Senior Secured Note , 144A, 6.625% , 6/01/27 ..... 3,250,000 3,152,963
4,422,818
Metals & Mining 2.6%
b
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 ............... 750,000 687,673
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 ..............................
1,500,000 1,586,561
b
Cleveland-Cliffs, Inc. , Senior Bond , 144A, 4.875% , 3/01/31 .................... 150,000 135,221
b
First Quantum Minerals Ltd. ,
Senior Note, 144A, 6.875%, 3/01/26 .................................... 400,000 400,000
Senior Note, 144A, 8.625%, 6/01/31 .................................... 250,000 239,067
b
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond, 144A, 4.375%, 4/01/31 ................................... 800,000 717,728
Senior Bond, 144A, 6.125%, 4/15/32 ................................... 2,000,000 1,978,398
b
Mineral Resources Ltd. , Senior Note , 144A, 8.5% , 5/01/30 .................... 550,000 565,526
6,310,174
Oil, Gas & Consumable Fuels 6.0%
b
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 11%, 4/15/25 ...................................... 1,000,000 1,008,340
Senior Note, 144A, 8.125%, 1/15/27 .................................... 3,000,000 2,972,535
Senior Note, 144A, 9.75%, 7/15/28 ..................................... 1,000,000 991,760

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Cheniere Corpus Christi Holdings LLC , Senior Secured Note , 3.7% , 11/15/29 ......
$ 1,500,000 $ 1,384,163
b
CITGO Petroleum Corp. , Senior Secured Note , 144A, 7% , 6/15/25 .............. 300,000 299,582
b
Civitas Resources, Inc. , Senior Note , 144A, 8.75% , 7/01/31 .................... 750,000 798,541
b
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A, 6% , 4/15/30 ........ 1,000,000 971,824
Kinder Morgan, Inc. , Senior Bond , 5.2% , 6/01/33 ............................
1,500,000 1,460,915
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...................... 200,000 195,028
Occidental Petroleum Corp. , Senior Note , 8.875% , 7/15/30 ....................
1,500,000 1,731,572
b
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.125% , 6/01/28 .......... 1,000,000 1,016,712
Williams Cos., Inc. (The) , Senior Bond , 5.65% , 3/15/33 .......................
2,000,000 2,034,646
14,865,618
Passenger Airlines 5.3%
b
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% , 5/15/29 .............. 1,500,000 1,577,824
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
b
Senior Secured Note, 144A, 5.5%, 4/20/26 ............................... 3,750,000 3,719,562
b
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A, 4.75% , 10/20/28 . 3,500,000 3,422,966
b
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. , Senior
Secured Note , 144A, 6.5% , 6/20/27 .................................... 2,450,000 2,452,619
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 ............... 2,000,000 1,846,770
13,019,741
Personal Care Products 0.3%
Haleon US Capital LLC , Senior Note , 3.625% , 3/24/32 .......................
750,000 672,153
Pharmaceuticals 3.7%
b
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 .................... 6,000,000 5,872,080
b
Bausch Health Cos., Inc. , Senior Secured Note , 144A, 5.5% , 11/01/25 ............ 1,500,000 1,397,332
b,e
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 8.5% , 4/01/27 ............. 300,000 190,482
Teva Pharmaceutical Finance Netherlands III BV , Senior Note , 8.125% , 9 /15/31 ....
1,500,000 1,622,412
9,082,306
Semiconductors & Semiconductor Equipment 0.1%
Micron Technology, Inc. , Senior Bond , 5.875% , 2/09/33 .......................
200,000 204,419
Software 1.6%
b
Cloud Software Group, Inc. , Senior Secured Note , 144A, 6.5% , 3/31/29 ........... 3,000,000 2,795,649
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......................... 1,200,000 1,060,497
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ................................
150,000 135,630
3,991,776
Specialized REITs 0.1%
American Tower Corp. , Senior Note , 4.05% , 3/15/32 .........................
250,000 227,530
Specialty Retail 0.0%
†
Lowe's Cos., Inc. , Senior Bond , 5% , 4/15/33 ...............................
60,000 59,214
Textiles, Apparel & Luxury Goods 0.8%
b
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......................... 2,000,000 2,006,511
Tobacco 1.4%
BAT Capital Corp. ,
Senior Bond, 7.75%, 10/19/32 ........................................ 500,000 559,161
Senior Bond, 6.421%, 8/02/33 ........................................ 2,000,000 2,058,708
Senior Note, 3.557%, 8/15/27 ......................................... 950,000 898,510
3,516,379

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At February 29, 2024, the Fund had the following futures contracts outstanding. See Note 1 ( c ).
See Note  9  regarding other derivative information.
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors 0.6%
b
United Rentals North America, Inc. , Senior Secured Note , 144A, 6% , 12/15/29 ..... $ 1,500,000 $ 1,502,688
Total Corporate Bonds (Cost $226,242,447) .....................................
228,899,592
Total Long Term Investments (Cost $233,177,757) ...............................
236,415,295
a
a a a a
Short Term Investments 1.3%
Shares
a
Money Market Funds 1.3%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 4.984% .................. 3,257,958 3,257,958
Total Money Market Funds (Cost $3,257,958) ...................................
3,257,958
Total Short Term Investments (Cost $3,257,958 ) .................................
3,257,958
a
Total Investments (Cost $236,435,715) 97.6% ...................................
$239,673,253
Other Assets, less Liabilities 2.4% .............................................
5,927,506
Net Assets 100.0% ...........................................................
$245,600,759
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 200 $ 22,087,500 6/18/24 $ 25,315
U.S. Treasury Ultra Bonds ...................... Long 80 10,230,000 6/18/24 116,100
Total Futures Contracts ...................................................................... $141,415
*As of period end.
†
Rounds to less than 0.1% of net assets.
a
See Note 1(d) regarding equity-linked securities.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $176,025,300, representing 71.7% of net assets.
c
The coupon rate shown represents the rate at period end.
d
Perpetual security with no stated maturity date.
e
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
f
See Note 3(d) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
See A bbreviations on pag e 43
.

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
February 29, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $22,258,360 $129,430,449 $11,900,318 $233,177,757
Cost - Non-controlled affiliates (Note 3d) ..... — 2,375,288 1,242,874 3,257,958
Value - Unaffiliated issuers ............... $22,961,006 $133,797,963 $12,160,733 $236,415,295
Value - Non-controlled affiliates (Note 3d) .... — 2,375,288 1,217,500 3,257,958
Cash ................................. 5,947 2,055 9,217 —
Receivables:
Capital shares sold ..................... — 488,534 — 886,150
Dividends and interest .................. 307,596 365,916 161,833 4,192,736
Affiliates ............................. 6,549 17,692 12,710 21,852
Deposits with brokers for:
Futures contracts ..................... — — — 937,000
Variation margin on futures contracts ........ — — — 81,250
Prepaid expenses ....................... — — — 5,161
Total assets ....................... 23,281,098 137,047,448 13,561,993 245,797,402
Liabilities:
Payables:
Capital shares redeemed ................ — 84,726 402 150,711
Registration and filing fees ............... 11,435 15,077 11,186 15,665
Professional fees ...................... 24,198 21,455 25,756 28,752
Trustees' fees and expenses .............. 182 181 94 248
Distributions to shareholders .............. 97,936 — 53,554 —
Accrued expenses and other liabilities ........ 2,043 790 4,885 1,267
Total liabilities ...................... 135,794 122,229 95,877 196,643
Net assets, at value .............. $23,145,304 $136,925,219 $13,466,116 $245,600,759
Net assets consist of:
Paid-in capital .......................... $22,549,995 $132,996,470 $13,369,414 $244,611,659
Total distributable earnings (losses) .......... 595,309 3,928,749 96,702 989,100
Net assets, at value .............. $23,145,304 $136,925,219 $13,466,116 $245,600,759
Shares outstanding ...................... 2,687,827 11,605,694 1,464,304 31,290,993
Net asset value per share
a
................. $8.61 $11.80 $9.20 $7.85
a
Net asset value per share may not recalculate due to rounding.

Franklin Strategic Series
Financial Statements
Statements of Operations
for the six months ended February 29, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Investment income:
Dividends: (net of foreign taxes of $–, $22,748, $–
and $–, respectively)
Unaffiliated issuers ..................... $— $1,340,957 $— $21,600
Non-controlled affiliate s (Note 3d) .......... — 67,078 22,627 101,255
Interest:
Unaffiliated issuers ..................... 388,042 139,947 262,691 6,565,136
Other income
a
.......................... — 4,532 1,750 6,899
Total investment income ................ 388,042 1,552,514 287,068 6,694,890
Expenses:
Transfer agent fees (Note 3 c ) ............... 326 6,268 730 9,559
Custodian fees (Note 4) ................... 3 1,289 3 1,379
Reports to shareholders fees ............... 769 930 774 930
Registration and filing fees ................. 10,959 15,077 11,006 15,665
Professional fees ........................ 23,890 21,453 23,890 34,903
Trustees' fees and expenses ............... 252 647 154 1,075
Pricing fees ............................ 2,208 230 6,095 1,694
Other ................................. 2,743 10,470 4,569 3,330
Total expenses ...................... 41,150 56,364 47,221 68,535
Expenses waived/paid by affiliate s (Note 3d
and 3e) ........................... (41,150) (56,364) (47,221) (68,535)
Net expenses ...................... — — — —
Net investment income ............. 388,042 1,552,514 287,068 6,694,890
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... 100,806 1,617,293 (56,775) 101,628
Written options ........................ — 46,100 — —
Foreign currency transactions ............. — (1,920) — —
Futures contracts ...................... — — — 14,996
Net realized gain (loss) ............... 100,806 1,661,473 (56,775) 116,624
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 986,748 3,060,173 521,663 3,366,919
Non-controlled affiliate s (Note 3d) ........ — — 38,057 —
Translation of other assets and liabilities
denominated in foreign currencies ........ — 32 — —
Written options ........................ — 4,033 — —
Futures contracts ...................... — — — (172,586)
Net change in unrealized appreciation
(depreciation) ...................... 986,748 3,064,238 559,720 3,194,333
Net realized and unrealized gain (loss) ......... 1,087,554 4,725,711 502,945 3,310,957
Net increase (decrease) in net assets resulting from
operations ............................... $1,475,596 $6,278,225 $790,013 $10,005,847
a
Other income includes payments by Advisers for acquired fund fees and expenses (See Note 3e).

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Templeton SMACS: Series CH Franklin Templeton SMACS: Series E
Six Months Ended
February 29, 2024
(unaudited)
Year Ended
August 31, 2023
Six Months Ended
February 29, 2024
(unaudited)
Year Ended
August 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $388,042 $140,568 $1,552,514 $1,119,443
Net realized gain (loss) ............ 100,806 (188,037) 1,661,473 527,589
Net change in unrealized appreciation
(depreciation) ................. 986,748 60,122 3,064,238 1,429,417
Net increase (decrease) in net
assets resulting from operations . 1,475,596 12,653 6,278,225 3,076,449
Distributions to shareholders ......... (387,293) (143,020) (3,155,875) (2,405,013)
Distributions to shareholders from tax
return of capital .................. — — — (13,510)
Total distributions to shareholders ..... (387,293) (143,020) (3,155,875) (2,418,523)
Capital share transactions (Note 2 ) ..... 18,159,381 1,070,558 71,811,094 48,470,400
Net increase (decrease) in net
assets ..................... 19,247,684 940,191 74,933,444 49,128,326
Net assets:
Beginning of period ................ 3,897,620 2,957,429 61,991,775 12,863,449
End of period ..................... $23,145,304 $3,897,620 $136,925,219 $61,991,775

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Templeton SMACS: Series H Franklin Templeton SMACS: Series I
Six Months Ended
February 29, 2024
(unaudited)
Year Ended
August 31, 2023
Six Months Ended
February 29, 2024
(unaudited)
Year Ended
August 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $287,068 $173,976 $6,694,890 $4,285,289
Net realized gain (loss) ............ (56,775) (54,946) 116,624 (1,852,936)
Net change in unrealized appreciation
(depreciation) ................. 559,720 (23,870) 3,194,333 1,597,840
Net increase (decrease) in net
assets resulting from operations . 790,013 95,160 10,005,847 4,030,193
Distributions to shareholders ......... (282,163) (173,185) (6,852,711) (4,306,631)
Distributions to shareholders from tax
return of capital .................. — — — (9,367)
Total distributions to shareholders ..... (282,163) (173,185) (6,852,711) (4,315,998)
Capital share transactions (Note 2 ) ..... 2,899,269 7,118,274 133,396,497 89,426,896
Net increase (decrease) in net
assets ..................... 3,407,119 7,040,249 136,549,633 89,141,091
Net assets:
Beginning of period ................ 10,058,997 3,018,748 109,051,126 19,910,035
End of period ..................... $13,466,116 $10,058,997 $245,600,759 $109,051,126

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of ten
separate funds, four of which are included in this report
(Funds). The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Funds' pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Funds' net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 29, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable
in the Statements of Assets and Liabilities. At February 29,
2024, Franklin Templeton SMACS: Series CH, Franklin
Templeton SMACS: Series E and Franklin Templeton
SMACS: Series H had no futures contracts.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or
paid is recorded as a realized gain or loss. Upon closing
an option other than through expiration or exercise, the
difference between the premium received or paid and the
cost to close the position is recorded as a realized gain or loss. At February 29, 2024, Franklin Templeton SMACS:
Series CH, Franklin Templeton SMACS: Series E, Franklin
Templeton SMACS: Series H and Franklin Templeton
SMACS: Series I had no option contracts.
See Note 9 regarding other derivative information.
d. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
e. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of February 29, 2024, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Strategic Series
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is received by the Funds. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders for Franklin
Templeton SMACS: Series CH and Franklin Templeton
SMACS: Series H, and recorded on ex-dividend date
for Franklin Templeton SMACS: Series E and Franklin
Templeton SMACS: Series I. Distributions from realized
capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 29, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Templeton SMACS:
Series CH
Franklin Templeton SMACS:
Series E
Shares Amount Shares Amount
Class A
Six Months ended February 29, 2024
Shares sold ................................... 2,265,022 $18,452,699 6,958,537 $79,993,734
Shares redeemed ............................... (34,576) (293,318) (716,274) (8,182,640)
Net increase (decrease) .......................... 2,230,446 $18,159,381 6,242,263 $71,811,094
Year ended August 31, 2023
Shares sold ................................... 233,719 $2,028,783 4,860,019 $55,681,889
Shares issued in reinvestment of distributions .......... 343 2,864 15,103 174,229
Shares redeemed ............................... (110,936) (961,089) (650,882) (7,385,718)
Net increase (decrease) .......................... 123,126 $1,070,558 4,224,240 $48,470,400
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Advisers provides investment management services to the Funds. The Funds do not pay a fee for these services.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Transfer Agent Fees
The Funds pay transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, the Funds reimburse Investor
Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the period ended February 29, 2024, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin Templeton SMACS:
Series H
Franklin Templeton SMACS:
Series I
Shares Amount Shares Amount
Class A
Six Months ended February 29, 2024
Shares sold ................................... 480,057 $4,238,870 19,130,195 $147,714,577
Shares redeemed ............................... (151,195) (1,339,601) (1,864,510) (14,318,080)
Net increase (decrease) .......................... 328,862 $2,899,269 17,265,685 $133,396,497
Year ended August 31, 2023
Shares sold ................................... 800,313 $7,112,553 12,772,496 $99,507,840
Shares issued in reinvestment of distributions .......... 662 5,721 35,418 274,618
Shares redeemed ............................... — — (1,324,698) (10,355,562)
Net increase (decrease) .......................... 800,975 $7,118,274 11,483,216 $89,426,896
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Transfer agent fees ........................ $326 $6,268 $730 $9,559
2. Shares of Beneficial Interest
(continued)

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d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Advisers has contractually agreed to reimburse expenses of the Funds in an amount equal to fees indirectly borne by the Funds on assets invested in the affiliated management investment companies, as noted in the Statements of Operations. During the period ended February 29,
2024, investments in affiliated management investment companies were as follows:
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses of the
Funds do not exceed 0.00% based on the average net assets of each class until December 31, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Acquired fund fees and expenses are indirect expenses, and therefore Advisers may make payments, if necessary, to the
Funds to offset these estimated indirect expenses. Payments by Advisers for the period ended February 29, 2024, are reflected as other income in the Statements of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series E
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.984% $1,232,610 $54,220,876 $(53,078,198) $— $— $2,375,288 2,375,288 $67,078
Total Affiliated Securities ... $1,232,610 $54,220,876 $(53,078,198) $— $— $2,375,288 $67,078
Franklin Templeton SMACS: Series H
Non-Controlled Affiliates
Dividends
Franklin Dynamic Municipal Bond
ETF ................... $823,989 $355,454 $— $— $38,057 $1,217,500 50,000 $22,627
Total Affiliated Securities ... $823,989 $355,454 $— $— $38,057 $1,217,500 $22,627
Franklin Templeton SMACS: Series I
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.984% $2,191,463 $87,997,275 $(86,930,780) $— $— $3,257,958 3,257,958 $101,255
Total Affiliated Securities ... $2,191,463 $87,997,275 $(86,930,780) $— $— $3,257,958 $101,255
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
f. Other Affiliated Transactions
At February 29, 2024, Franklin Resources, Inc. owned a percentage of the Funds’ outstanding shares as follows:
g. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, for the period ended February 29, 2024, were as follows:
4. Expense Offset Arrangement
Franklin Templeton SMACS: Series CH and Franklin Templeton SMACS: Series H have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds'
custodian expenses. During the period ended February 29, 2024, there were no credits earned.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2023, the capital loss carryforwards were as follows:
Shares
Percentage of
Outstanding Shares
a
Franklin Templeton SMACS: Series CH
Franklin Resources, Inc. 303,978 11.3%
Franklin Templeton SMACS: Series H
Franklin Resources, Inc. 301,587 20.6%
a
Investment activities of significant shareholders could have a material impact on the Fund.
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
H
Purchases .............................. $9,610,717 $1,955,000
Sales .................................. $3,400,000 $2,255,000
Net Realized Gains (Losses) ................. $— $—
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 20,114 $ 21,877 $ 1,587,297
Long term ............................. 187,126 58,696 367,795
Total capital loss carryforwards ............ $207,240 $80,573
a
$1,955,092
b
a
Includes $65,341 which may be carried over to offset future capital gains, subject to certain limitations .
b
Includes $331,722 which may be carried over to offset future capital gains, subject to certain limitations .
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At August 31, 2023, Franklin Templeton SMACS: Series E deferred post-October capital losses of $269,838.
At February 29, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, wash sales, derivative financial instruments, equity-linked securities, contingent securities and convertible securities.
6. Investment Transactions
Purchases and sales of investments and ETFs (excluding short term securities) for the period ended February 29, 2024, were as follows:
7. Credit Risk and Defaulted Securities
At February 29, 2024, certain or all Funds had a portion of their  portfolio invested in high yield or other securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations and/or internally, by investment management and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
a a a a a
Cost of investments ....................... $22,257,239 $132,033,003 $13,136,421 $236,873,134
Unrealized appreciation ..................... $870,568 $7,523,912 $418,565 $5,754,369
Unrealized depreciation ..................... (166,801) (3,383,664) (176,753) (2,812,835)
Net unrealized appreciation (depreciation) ....... $703,767 $4,140,248 $241,812 $2,941,534
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Purchases .............................. $23,191,646 $116,465,506 $4,941,296 $139,198,519
Sales .................................. $4,892,995 $47,169,304 $900,390 $12,231,777
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Credit risk ..................................... 50.7% 47.3% 70.1%
5. Income Taxes
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. At
February 29, 2024, the aggregate value of these securities for Franklin Templeton SMACS: Series CH and Franklin Templeton
SMACS: Series I was less than 0.1%, respectively, of each Fund's net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedules of Investments.
8. Concentration of Risk
Franklin Templeton SMACS: Series CH invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Other Derivative Information
At February 29, 2024, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation m argin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Templeton SMACS: Series I
Interest rate contracts .......
Variation margin on futures
contracts
$ 141,415
a
Variation margin on futures
contracts
$ —
Total .................... $141,415 $—
7. Credit Risk and Defaulted Securities
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
For the period ended February 29, 2024, the effect of derivative contracts in the Statements of Operations was as follows:
For the period ended February 29, 2024, the average month end notional amount of futures contracts and options were as follows:
See Note 1(c) regarding derivative financial instruments.
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended February 29, 2024, the
Funds did not use the Global Credit Facility.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Templeton SMACS: Series E
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity Contracts ..............
Written options $46,100 Written options $4,033
Total ....................... $46,100 $4,033
Franklin Templeton SMACS: Series I
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts 14,996 Futures contracts (172,586)
Total ....................... $14,996 $(172,586)
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
I
Futures contracts ......................... $— $24,614,580
Options ................................. 70,929 —
9. Other Derivative Information
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 29, 2024, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series CH
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 22,761,006 $ — $ 22,761,006
Short Term Investments ................... — 200,000 — 200,000
Total Investments in Securities ........... $— $22,961,006 $— $22,961,006
Franklin Templeton SMACS: Series E
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 1,992,640 — — 1,992,640
Automobiles .......................... 575,400 — — 575,400
Banks ............................... 7,321,715 — — 7,321,715
Beverages ........................... 3,901,300 — — 3,901,300
Building Products ...................... 1,185,400 — — 1,185,400
Capital Markets ........................ 1,469,160 — — 1,469,160
Chemicals ........................... 3,042,360 — — 3,042,360
Communications Equipment .............. 1,451,100 — — 1,451,100
Electric Utilities ........................ 1,613,800 — — 1,613,800
Food Products ........................ 3,638,950 — — 3,638,950
Hotels, Restaurants & Leisure ............. 1,233,700 — — 1,233,700
Household Products .................... 2,384,100 — — 2,384,100
Industrial Conglomerates ................ 1,013,523 — — 1,013,523
Machinery ............................ 617,803 — — 617,803
Metals & Mining ....................... 4,360,800 — — 4,360,800
Multi-Utilities .......................... 812,625 — — 812,625
Oil, Gas & Consumable Fuels ............. 8,211,476 — — 8,211,476
Pharmaceuticals ....................... 9,571,350 3,399,188 — 12,970,538
Semiconductors & Semiconductor Equipment . 6,681,010 — — 6,681,010
Software ............................. 4,132,160 — — 4,132,160
Specialty Retail ........................ 1,903,050 — — 1,903,050
Tobacco ............................. 3,148,600 — — 3,148,600
Equity-Linked Securities ................... — 51,777,306 — 51,777,306
Convertible Preferred Stocks ................ 1,752,000 — — 1,752,000
Corporate Bonds ........................ — 6,607,447 — 6,607,447
Short Term Investments ................... 2,375,288 — — 2,375,288
Total Investments in Securities ........... $74,389,310 $61,783,941
b
$— $136,173,251

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
12. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series H
Assets:
Investments in Securities:
a
Management Investment Companies ......... $1,217,500 $— $— $1,217,500
Municipal Bonds ......................... — 12,160,733 — 12,160,733
Total Investments in Securities ........... $1,217,500 $12,160,733 $— $13,378,233
Franklin Templeton SMACS: Series I
Assets:
Investments in Securities:
a
Common Stocks ......................... 1,553,400 — — 1,553,400
Equity-Linked Securities ................... — 5,962,303 — 5,962,303
Corporate Bonds ........................ — 228,899,592 — 228,899,592
Short Term Investments ................... 3,257,958 — — 3,257,958
Total Investments in Securities ........... $4,811,358 $234,861,895 $— $239,673,253
Other Financial Instruments:
Futures contracts ........................ $141,415 $— $— $141,415
Total Other Financial Instruments ......... $141,415 $— $— $141,415
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $3,399,188, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
ETF Exchange-Traded Fund
FRN Floating Rate Note
GO General Obligation
LOC Letter of Credit
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
11. Fair Value Measurements
(continued)

Franklin Strategic Series
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee

of Listed Registrants. N/A

Item 6. Schedule of Investments.                N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.         N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Evaluation of Disclosure Controls and Procedures
.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  April 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  April 29, 2024

By S\JEFFREY WHITE______________________
      Jeffrey White
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  April 29, 2024